Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities [Abstract]
Other liabilities
2022 2021
Deferred sales [note 18] $ 66,845 $ 23,316
Derivatives [note 27] 58,342 4,997
Accrued pension and post-retirement benefit liability [note 26] 66,180 89,002
Lease obligation 9,287 4,872
Product loan (a) 78,094 15,763
Sales contracts [note 6] 9,000 -
Other 59,738 56,615
347,486 194,565
Less: current portion (131,324) (22,791)
Net $ 216,162 $ 171,774
(a) The Company has standby product loan facilities with various counterparties. The arrangements allow it to borrow up to
2,438,000

kgU of UF
6

conversion services and
2,817,000

pounds of U
3
O
8

by September 30, 2026 with repayment in kind up to
December 31, 2026 . Under the facilities, standby fees of up to 1 % are payable based on the market value of the facilities and interest is payable on the market value of any amounts drawn at rates ranging from 0.5 % to 2.0%. At December 31, 2022, we have 1,529,000

kgU of UF
6

conversion services drawn on the loans with repayment by December 31 of the following years:

Standby product loan facilities with various counterparties	2023 2024 2025 2026 Total kgU of UF 6 331,000 - 287,000 911,000 1,529,000 2023 2024 2025 2026 Total lbs of U 3 O 8 1,150,000 - - 243,000 1,393,000